Quarterly Report
September 30, 2020
MFS®  Corporate Bond Portfolio
MFS® Variable Insurance Trust II
BDS-Q3

Portfolio of Investments
9/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 96.4%
Aerospace – 3.5%
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027	$630,000	$687,573
Huntington Ingalls Industries, Inc., 4.2%, 5/01/2030 (n)	351,000	402,876
L3Harris Technologies, Inc., 3.85%, 6/15/2023	1,083,000	1,172,513
L3Harris Technologies, Inc., 2.9%, 12/15/2029	632,000	693,368
Lockheed Martin Corp., 3.55%, 1/15/2026	964,000	1,095,418
Lockheed Martin Corp., 2.8%, 6/15/2050	259,000	272,221
Northrop Grumman Corp., 2.93%, 1/15/2025	1,488,000	1,619,024
Raytheon Technologies Corp., 4.125%, 11/16/2028	517,000	612,193
TransDigm, Inc., 6.25%, 3/15/2026 (n)	1,109,000	1,158,123
		$7,713,309
Apparel Manufacturers – 0.3%
NIKE, Inc., “B”, 3.25%, 3/27/2040	$581,000	$664,730
Asset-Backed & Securitized – 0.1%
Bayview Financial Revolving Mortgage Loan Trust, FLR, 1.744% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	$98,697	$102,230
JPMorgan Chase Commercial Mortgage Securities Corp., 5.92%, 7/15/2042 (n)	137,082	88,976
Lehman Brothers Commercial Conduit Mortgage Trust, 1.108%, 2/18/2030 (i)	18,125	1
		$191,207
Automotive – 3.8%
Allison Transmission, Inc., 5.875%, 6/01/2029 (n)	$1,052,000	$1,137,738
General Motors Financial Co., Inc., 2.75%, 6/20/2025	638,000	652,749
Hyundai Capital America, 2.65%, 2/10/2025 (n)	642,000	661,132
Hyundai Capital America, 3%, 2/10/2027 (n)	1,274,000	1,316,387
Hyundai Capital America, 6.375%, 4/08/2030 (n)	352,000	450,598
Lear Corp., 3.8%, 9/15/2027	1,276,000	1,346,679
Toyota Motor Credit Corp., 3.375%, 4/01/2030	847,000	976,358
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	604,000	659,535
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)	997,000	1,019,996
		$8,221,172
Broadcasting – 1.5%
Discovery, Inc., 4.125%, 5/15/2029	$373,000	$429,098
Netflix, Inc., 4.875%, 6/15/2030 (n)	678,000	772,920
RELX Capital, Inc., 3%, 5/22/2030	422,000	461,429
Walt Disney Co., 3.5%, 5/13/2040	1,366,000	1,544,408
		$3,207,855
Brokerage & Asset Managers – 2.0%
E*TRADE Financial Corp., 2.95%, 8/24/2022	$625,000	$651,124
Intercontinental Exchange, Inc., 3.75%, 12/01/2025	1,070,000	1,215,680
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	1,456,000	1,504,674
Intercontinental Exchange, Inc., 1.85%, 9/15/2032	412,000	409,350
NASDAQ, Inc., 3.25%, 4/28/2050	557,000	581,730
		$4,362,558
Building – 2.4%
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)	$896,000	$1,038,657
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	850,000	940,634
Martin Marietta Materials, Inc., 3.45%, 6/01/2027	504,000	559,082
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	747,000	839,655
Masco Corp., 4.45%, 4/01/2025	560,000	640,091
Masco Corp., 4.375%, 4/01/2026	476,000	552,609
Vulcan Materials Co., 3.5%, 6/01/2030	671,000	751,467
		$5,322,195

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Business Services – 4.2%
Equinix, Inc., 2.625%, 11/18/2024	$838,000	$891,008
Equinix, Inc., 3%, 7/15/2050	661,000	657,115
Fidelity National Information Services, Inc., 3.5%, 4/15/2023	220,000	234,264
Fidelity National Information Services, Inc., 3%, 8/15/2026	1,167,000	1,294,552
Fiserv, Inc., 2.25%, 6/01/2027	817,000	862,907
Fiserv, Inc., 4.4%, 7/01/2049	711,000	891,879
Global Payments, Inc., 2.9%, 5/15/2030	963,000	1,030,420
MSCI, Inc., 4%, 11/15/2029 (n)	791,000	830,550
MSCI, Inc., 3.625%, 9/01/2030 (n)	119,000	122,068
MSCI, Inc., 3.875%, 2/15/2031 (n)	822,000	856,688
NXP B.V./NXP Funding LLC, 3.15%, 5/01/2027 (n)	379,000	409,621
Tencent Holdings Ltd., 2.39%, 6/03/2030 (n)	1,076,000	1,094,111
		$9,175,183
Cable TV – 4.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$505,000	$692,557
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	383,000	454,759
Comcast Corp., 1.95%, 1/15/2031	524,000	538,588
Comcast Corp., 2.8%, 1/15/2051	1,333,000	1,348,867
Cox Communications, Inc., 3.5%, 8/15/2027 (n)	803,000	899,359
Cox Communications, Inc., 4.6%, 8/15/2047 (n)	332,000	415,142
Sirius XM Holdings, Inc., 5.5%, 7/01/2029 (n)	292,000	313,170
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)	353,000	367,367
Sirius XM Radio, Inc., 5%, 8/01/2027 (n)	594,000	619,245
Sirius XM Radio, Inc., 4.125%, 7/01/2030 (n)	644,000	656,075
Time Warner Cable, Inc., 4.5%, 9/15/2042	955,000	1,037,383
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	266,000	407,408
Videotron Ltd., 5%, 7/15/2022	1,555,000	1,623,031
		$9,372,951
Chemicals – 0.3%
Sherwin-Williams Co., 4.5%, 6/01/2047	$500,000	$621,142
Computer Software – 1.1%
Dell International LLC/EMC Corp., 4.9%, 10/01/2026 (n)	$1,456,000	$1,645,896
VeriSign, Inc., 4.625%, 5/01/2023	763,000	766,891
		$2,412,787
Computer Software - Systems – 0.4%
Apple, Inc., 4.375%, 5/13/2045	$383,000	$513,128
Apple, Inc., 4.25%, 2/09/2047	319,000	424,501
		$937,629
Conglomerates – 1.5%
Roper Technologies, Inc., 4.2%, 9/15/2028	$681,000	$812,455
Roper Technologies, Inc., 2.95%, 9/15/2029	450,000	495,328
Roper Technologies, Inc., 2%, 6/30/2030	437,000	445,474
Westinghouse Air Brake Co., 3.2%, 6/15/2025	501,000	528,133
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	890,000	1,037,128
		$3,318,518
Consumer Products – 1.1%
Kimberly-Clark Corp., 3.1%, 3/26/2030	$193,000	$221,403
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)	1,876,000	2,077,152
		$2,298,555

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – 3.1%
Booking Holdings, Inc., 3.65%, 3/15/2025	$283,000	$312,328
Booking Holdings, Inc., 3.6%, 6/01/2026	1,761,000	1,950,747
Booking Holdings, Inc., 3.55%, 3/15/2028	486,000	542,178
Experian Finance PLC, 2.75%, 3/08/2030 (n)	1,853,000	1,998,552
IHS Markit Ltd., 3.625%, 5/01/2024	310,000	335,079
IHS Markit Ltd., 4.25%, 5/01/2029	465,000	539,437
Service Corp. International, 5.125%, 6/01/2029	482,000	534,119
Western Union Co., 2.85%, 1/10/2025	495,000	521,813
		$6,734,253
Containers – 1.2%
Ball Corp., 4%, 11/15/2023	$1,009,000	$1,071,053
Ball Corp., 4.875%, 3/15/2026	587,000	654,505
Ball Corp., 2.875%, 8/15/2030	948,000	937,335
		$2,662,893
Electrical Equipment – 1.0%
Arrow Electronics, Inc., 3.875%, 1/12/2028	$1,979,000	$2,194,095
Electronics – 3.9%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027	$2,494,000	$2,763,115
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.5%, 1/15/2028	976,000	1,054,529
Broadcom, Inc., 4.25%, 4/15/2026	1,267,000	1,427,429
Broadcom, Inc., 4.3%, 11/15/2032	1,056,000	1,206,365
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	1,150,000	1,207,500
Texas Instruments, Inc., 2.25%, 9/04/2029	519,000	556,725
Tyco Electronics Group S.A., 3.5%, 2/03/2022	252,000	260,104
		$8,475,767
Energy - Integrated – 1.3%
Eni S.p.A., 4.75%, 9/12/2028 (n)	$761,000	$885,058
Eni S.p.A., 4.25%, 5/09/2029 (n)	650,000	731,754
Total Capital International S.A., 3.127%, 5/29/2050	1,175,000	1,219,487
		$2,836,299
Financial Institutions – 1.9%
AerCap Ireland Capital DAC, 4.875%, 1/16/2024	$434,000	$449,516
AerCap Ireland Capital DAC, 3.65%, 7/21/2027	1,576,000	1,443,601
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	624,000	593,032
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	621,000	554,014
International Lease Finance Corp., 5.875%, 8/15/2022	1,000,000	1,070,147
		$4,110,310
Food & Beverages – 3.5%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	$527,000	$613,994
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049	566,000	760,922
Constellation Brands, Inc., 4.25%, 5/01/2023	1,605,000	1,750,527
Constellation Brands, Inc., 2.875%, 5/01/2030	168,000	181,395
Constellation Brands, Inc., 3.75%, 5/01/2050	242,000	270,212
Diageo Capital PLC, 2.375%, 10/24/2029	1,023,000	1,088,299
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	938,000	1,020,000
JBS USA Lux S.A./JBS USA Finance, Inc., 6.5%, 4/15/2029 (n)	714,000	792,519
PepsiCo, Inc., 3.5%, 3/19/2040	457,000	541,196
Tyson Foods, Inc., 4.5%, 6/15/2022	598,000	632,576
		$7,651,640

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – 2.4%
GLP Capital LP/GLP Financing II, Inc., 5.75%, 6/01/2028	$1,365,000	$1,558,407
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	319,000	355,261
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030	922,000	949,660
Las Vegas Sands Corp., 3.9%, 8/08/2029	250,000	249,953
Marriott International, Inc., 4%, 4/15/2028	1,749,000	1,801,616
Sands China Ltd., 3.8%, 1/08/2026 (n)	220,000	229,678
		$5,144,575
Insurance - Health – 1.4%
Centene Corp., 4.625%, 12/15/2029	$383,000	$413,127
Centene Corp., 3.375%, 2/15/2030	334,000	346,525
UnitedHealth Group, Inc., 4.625%, 7/15/2035	1,690,000	2,225,706
		$2,985,358
Insurance - Property & Casualty – 3.5%
Aon Corp., 3.75%, 5/02/2029	$1,376,000	$1,587,181
Berkshire Hathaway, Inc., 2.75%, 3/15/2023	828,000	872,209
Chubb INA Holdings, Inc., 2.3%, 11/03/2020	343,000	343,485
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049	874,000	976,176
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	743,000	829,455
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024	779,000	850,970
Marsh & McLennan Cos., Inc., 4.75%, 3/15/2039	740,000	974,108
Marsh & McLennan Cos., Inc., 4.35%, 1/30/2047	471,000	607,476
Swiss Re Ltd., 4.25%, 12/06/2042 (n)	468,000	579,089
		$7,620,149
Machinery & Tools – 1.2%
Caterpillar, Inc., 3.25%, 4/09/2050	$665,000	$752,862
CNH Industrial Capital LLC, 4.2%, 1/15/2024	515,000	553,330
CNH Industrial Capital LLC, 1.875%, 1/15/2026	288,000	287,608
CNH Industrial Capital LLC, 3.85%, 11/15/2027	905,000	978,403
		$2,572,203
Major Banks – 5.4%
Bank of America Corp., 3.124% to 1/20/2022, FLR (LIBOR - 3mo. + 1.16%) to 1/20/2023	$1,232,000	$1,271,983
Bank of America Corp., 3.004%, 12/20/2023	739,000	775,799
Bank of America Corp., 4.125%, 1/22/2024	1,142,000	1,264,872
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	351,000	390,584
JPMorgan Chase & Co., 3.125%, 1/23/2025	688,000	750,509
JPMorgan Chase & Co., 3.54%, 5/01/2028	1,709,000	1,925,014
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR (LIBOR - 3mo. + 1.22%) to 1/23/2049	1,111,000	1,336,967
Morgan Stanley, 4.431% to 1/23/2029, FLR (LIBOR - 3mo. + 1.63%) to 1/23/2030	439,000	524,527
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR + 3.12%) to 4/01/2031	1,049,000	1,205,280
PNC Bank N.A., 2.7%, 10/22/2029	675,000	729,012
Wachovia Corp., 6.605%, 10/01/2025	1,270,000	1,541,751
		$11,716,298
Medical & Health Technology & Services – 5.2%
Alcon, Inc., 2.6%, 5/27/2030 (n)	$200,000	$211,716
Alcon, Inc., 3.8%, 9/23/2049 (n)	247,000	279,253
Becton, Dickinson and Co., 3.734%, 12/15/2024	161,000	177,694
Becton, Dickinson and Co., 4.685%, 12/15/2044	847,000	1,047,269
Becton, Dickinson and Co., 4.669%, 6/06/2047	955,000	1,179,234
Cigna Corp., 4.125%, 11/15/2025	945,000	1,084,071
Cigna Corp., 3.2%, 3/15/2040	263,000	278,803
HCA, Inc., 4.75%, 5/01/2023	910,000	992,709
HCA, Inc., 5.25%, 6/15/2026	978,000	1,141,021
HCA, Inc., 5.875%, 2/01/2029	807,000	940,155
HCA, Inc., 3.5%, 9/01/2030	192,000	195,625

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
HCA, Inc., 5.125%, 6/15/2039	$207,000	$251,207
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)	856,000	897,576
Laboratory Corp. of America Holdings, 3.25%, 9/01/2024	917,000	1,000,167
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	900,000	1,145,596
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026	555,000	617,836
		$11,439,932
Medical Equipment – 1.4%
Abbott Laboratories, 1.4%, 6/30/2030	$321,000	$323,082
Abbott Laboratories, 4.75%, 11/30/2036	836,000	1,119,001
Boston Scientific Corp., 3.75%, 3/01/2026	548,000	624,489
Danaher Corp., 2.6%, 10/01/2050	726,000	711,727
Teleflex, Inc., 4.625%, 11/15/2027	125,000	131,562
Teleflex, Inc., 4.25%, 6/01/2028 (n)	91,000	94,185
		$3,004,046
Metals & Mining – 1.2%
Anglo American Capital PLC, 2.625%, 9/10/2030 (n)	$827,000	$824,750
Freeport-McMoRan Copper & Gold, Inc., 4.625%, 8/01/2030	817,000	859,035
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	863,000	925,214
		$2,608,999
Midstream – 3.5%
Cheniere Energy, Inc., 3.7%, 11/15/2029 (n)	$512,000	$532,164
Enterprise Products Operating LLC, 4.2%, 1/31/2050	724,000	769,722
Enterprise Products Operating LLC, 3.7%, 1/31/2051	1,201,000	1,184,335
Kinder Morgan (Delaware), Inc., 5.55%, 6/01/2045	364,000	432,102
MPLX LP, 4.5%, 4/15/2038	744,000	761,668
Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023	1,467,000	1,606,908
Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025	133,000	152,131
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	289,000	341,741
Sabine Pass Liquefaction LLC, 5%, 3/15/2027	414,000	466,965
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	1,021,000	1,108,709
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030 (n)	203,000	228,670
		$7,585,115
Mortgage-Backed – 0.0%
Freddie Mac, 3.244%, 8/25/2027	$69,000	$79,365
Municipals – 1.4%
Florida State Board of Administration Finance Corp. Rev., “A”, 1.705%, 7/01/2027	$1,146,000	$1,162,743
New Jersey Economic Development Authority State Pension Funding Rev., “A”, NATL, 7.425%, 2/15/2029	1,500,000	1,866,465
		$3,029,208
Natural Gas - Distribution – 2.8%
NiSource Finance Corp., 4.8%, 2/15/2044	$761,000	$951,071
NiSource, Inc., 2.95%, 9/01/2029	1,371,000	1,488,565
NiSource, Inc., 5.65%, 2/01/2045	475,000	655,310
Sempra Energy, 3.25%, 6/15/2027	2,779,000	3,053,656
		$6,148,602
Natural Gas - Pipeline – 0.8%
APT Pipelines Ltd., 5%, 3/23/2035 (n)	$1,375,000	$1,723,834
Network & Telecom – 1.1%
AT&T, Inc., 3.55%, 9/15/2055 (n)	$1,406,000	$1,362,657
Verizon Communications, Inc., 3.15%, 3/22/2030	310,000	350,309
Verizon Communications, Inc., 4.812%, 3/15/2039	247,000	323,451

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Network & Telecom – continued
Verizon Communications, Inc., 4.522%, 9/15/2048	$310,000	$406,137
		$2,442,554
Oils – 1.7%
Valero Energy Corp., 3.4%, 9/15/2026	$1,601,000	$1,720,419
Valero Energy Corp., 4.9%, 3/15/2045	1,783,000	1,984,728
		$3,705,147
Other Banks & Diversified Financials – 0.8%
Branch Banking & Trust Co., 2.25%, 3/11/2030	$854,000	$881,032
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)	760,000	840,649
		$1,721,681
Pollution Control – 0.6%
Republic Services, Inc., 3.95%, 5/15/2028	$1,100,000	$1,295,902
Railroad & Shipping – 0.2%
Canadian Pacific Railway Co., 4.5%, 1/15/2022	$400,000	$419,465
Real Estate - Other – 0.3%
Prologis, Inc., REIT, 2.25%, 4/15/2030	$637,000	$677,056
Real Estate - Retail – 1.2%
Brixmor Operating Partnership LP, REIT, 4.125%, 5/15/2029	$114,000	$123,494
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030	418,000	447,088
Realty Income Corp., REIT, 3.25%, 1/15/2031	371,000	410,566
VEREIT Operating Partnership LP, REIT, 3.4%, 1/15/2028	329,000	343,507
VEREIT Operating Partnership LP, REIT, 3.1%, 12/15/2029	1,317,000	1,319,303
		$2,643,958
Restaurants – 0.1%
McDonald's Corp., 4.2%, 4/01/2050	$251,000	$305,491
Retailers – 2.7%
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)	$500,000	$549,550
Best Buy Co., Inc., 4.45%, 10/01/2028	973,000	1,153,820
Dollar Tree, Inc., 4%, 5/15/2025	874,000	986,018
Dollar Tree, Inc., 4.2%, 5/15/2028	368,000	432,781
Home Depot, Inc., 3.3%, 4/15/2040	1,070,000	1,215,537
Home Depot, Inc., 4.875%, 2/15/2044	760,000	1,038,487
Target Corp., 2.65%, 9/15/2030	361,000	403,078
		$5,779,271
Telecommunications - Wireless – 4.2%
American Tower Corp., REIT, 3.5%, 1/31/2023	$371,000	$394,339
American Tower Corp., REIT, 3%, 6/15/2023	1,049,000	1,110,954
American Tower Corp., REIT, 4%, 6/01/2025	1,000,000	1,124,942
American Tower Corp., REIT, 3.6%, 1/15/2028	1,133,000	1,270,887
American Tower Corp., REIT, 3.8%, 8/15/2029	553,000	633,059
Crown Castle International Corp., 5.25%, 1/15/2023	470,000	517,394
Crown Castle International Corp., 3.15%, 7/15/2023	878,000	933,690
Crown Castle International Corp., 4.45%, 2/15/2026	338,000	387,368
Crown Castle International Corp., 3.7%, 6/15/2026	533,000	594,439
T-Mobile USA, Inc., 2.05%, 2/15/2028 (n)	1,201,000	1,229,608
T-Mobile USA, Inc., 4.5%, 4/15/2050 (n)	850,000	1,019,724
		$9,216,404

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Telephone Services – 0.5%
Deutsche Telekom AG, 3.625%, 1/21/2050 (n)	$959,000	$1,063,104
Transportation - Services – 0.5%
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	$272,000	$299,098
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	421,000	608,467
ERAC USA Finance LLC, 4.5%, 2/15/2045 (n)	201,000	238,060
		$1,145,625
U.S. Treasury Obligations – 1.3%
U.S. Treasury Bonds, 3.5%, 2/15/2039 (f)	$1,243,000	$1,747,143
U.S. Treasury Bonds, 3%, 2/15/2048	802,500	1,093,156
		$2,840,299
Utilities - Electric Power – 8.6%
Berkshire Hathaway Energy Co., 4.5%, 2/01/2045	$597,000	$748,734
Berkshire Hathaway Energy Co., 4.25%, 10/15/2050 (n)	195,000	242,778
Duke Energy Corp., 3.75%, 9/01/2046	1,059,000	1,208,969
Duke Energy Progress LLC, 3.45%, 3/15/2029	582,000	671,867
Emera U.S. Finance LP, 3.55%, 6/15/2026	378,000	422,093
Enel Finance International N.V., 2.75%, 4/06/2023 (n)	1,974,000	2,062,633
Enel Finance International N.V., 2.65%, 9/10/2024	1,077,000	1,141,913
Enel Finance International N.V., 3.625%, 5/25/2027 (n)	471,000	523,736
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	460,000	570,531
Evergy, Inc., 2.9%, 9/15/2029	1,510,000	1,620,707
Eversource Energy, 2.9%, 10/01/2024	991,000	1,072,597
Exelon Corp., 3.497%, 6/01/2022	1,163,000	1,215,896
FirstEnergy Corp., 3.9%, 7/15/2027	707,000	777,318
FirstEnergy Corp., 3.4%, 3/01/2050	961,000	932,244
Georgia Power Co., 3.7%, 1/30/2050	128,000	142,328
NextEra Energy Capital Holdings, Inc., 3.15%, 4/01/2024	1,283,000	1,387,855
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	1,000,000	1,067,500
Pacific Gas & Electric Co., 2.1%, 8/01/2027	544,000	526,358
PG&E Corp., 5.25%, 7/01/2030	564,000	545,670
PPL Capital Funding, Inc., 5%, 3/15/2044	590,000	735,579
Southern Co., 2.95%, 7/01/2023	440,000	467,576
Virginia Electric & Power Co., 2.875%, 7/15/2029	579,000	648,900
		$18,733,782
Total Bonds		$210,132,471
Investment Companies (h) – 3.3%
Money Market Funds – 3.3%
MFS Institutional Money Market Portfolio, 0.1% (v)	7,054,195	$7,054,195

Other Assets, Less Liabilities – 0.3%		733,412
Net Assets – 100.0%		$217,920,078
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $7,054,195 and $210,132,471, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $45,931,720, representing 21.1% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Derivative Contracts at 9/30/20
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	80	$17,676,875	December – 2020	$4,718
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	100	$13,953,125	December – 2020	$(12,376)
U.S. Treasury Ultra Bond	Long	USD	42	9,316,125	December – 2020	(24,492)
U.S. Treasury Ultra Note 10 yr	Short	USD	48	7,676,250	December – 2020	(53,903)
						$(90,771)
At September 30, 2020, the fund had liquid securities with an aggregate value of $295,174 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of September 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$2,840,299	$—	$2,840,299
Municipal Bonds	—	3,029,208	—	3,029,208
U.S. Corporate Bonds	—	171,664,916	—	171,664,916
Residential Mortgage-Backed Securities	—	79,365	—	79,365
Commercial Mortgage-Backed Securities	—	88,977	—	88,977
Asset-Backed Securities (including CDOs)	—	102,230	—	102,230
Foreign Bonds	—	32,327,476	—	32,327,476
Mutual Funds	7,054,195	—	—	7,054,195
Total	$7,054,195	$210,132,471	$—	$217,186,666
Other Financial Instruments
Futures Contracts – Assets	$4,718	$—	$—	$4,718
Futures Contracts – Liabilities	(90,771)	—	—	(90,771)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,381,121	$63,075,659	$60,402,365	$(220)	$—	$7,054,195
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$17,012	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.